CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Stockholders' Equity [Abstract]
Net income attributable to the redeemable noncontrolling interest not included in equity	$ 34	$ 34	$ 36